OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2021
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
Third Party	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥1,141,829	¥957,277	$148,235
Deposits for projects	1,381,081	1,982,987	307,066
VAT recoverable	3,746,435	3,562,295	551,622
Others	1,614,133	1,469,949	227,621
	7,883,478	7,972,508	1,234,544
Less: Long term portion (B)	(3,640)	(114,679)	(17,758)
Allowance for credit losses	(1,529,036)	(918,153)	(142,176)
Other receivable - current portion	¥6,350,802	¥6,939,676	$1,074,610
(A)	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.
(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Provision for credit losses of other receivables was ¥259,766 and ¥67,312 for the years ended June 30, 2019 and 2020, respectively. Net recovery of provision for credit losses of other receivables was ¥187,161 ($28,981) for the year ended June 30, 2021.

Movement of allowance for credit losses is as follows:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,461,724	¥1,529,036	$236,772
Balance acquired from FGS	—	151,689	23,488
Charge to (reversal of) expense	67,312	(187,161)	(28,981)
Less: write-off	—	(575,411)	(89,103)
Ending balance	¥1,529,036	¥918,153	$142,176